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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07677

Profit Funds Investment Trust
(Exact name of registrant as specified in charter)

7500 Old Georgetown Road Suite 700 Bethesda, Maryland	20814
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management 7500 Old Georgetown Road Suite 700 Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	(301) 650-0059

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Profit Fund
Schedule of Investments
December 31, 2014 (Unaudited)
Shares	Common Stocks - 97.8%	Value

	Consumer Discretionary - 19.1%
	Auto Components - 1.8%
3,615	Delphi Automotive plc	$262,883

	Hotels, Restaurants & Leisure - 2.0%
3,555	Starbucks Corp.	291,688

	Media - 2.6%
6,545	Comcast Corp. - Class A	379,675

	Specialty Retail - 4.5%
2,910	Home Depot, Inc. (The)	305,463
3,319	Tiffany & Co.	354,668
		660,131
	Textiles, Apparel & Luxury Goods - 8.2%
3,585	Michael Kors Holdings Ltd. (a)	269,234
3,020	NIKE, Inc. - Class B	290,373
2,315	PVH Corp.	296,714
4,775	VF Corp.	357,648
		1,213,969
	Consumer Staples - 6.0%
	Food & Staples Retailing - 2.0%
2,065	Costco Wholesale Corp.	292,714

	Food Products - 4.0%
2,820	Hershey Co. (The)	293,083
3,950	McCormick & Co., Inc.	293,485
		586,568
	Energy - 4.1%
	Energy Equipment & Services - 1.7%
3,880	National Oilwell Varco, Inc.	254,256

	Oil, Gas & Consumable Fuels - 2.4%
3,815	Marathon Petroleum Corp.	344,342

	Financials - 9.3%
	Banks - 1.9%
5,123	Wells Fargo & Co.	280,843

	Capital Markets - 4.1%
1,230	Affiliated Managers Group, Inc. (a)	261,055
6,244	Franklin Resources, Inc.	345,730
		606,785
	Consumer Finance - 1.8%
4,028	Discover Financial Services	263,794

	Insurance - 1.5%
1	Berkshire Hathaway, Inc. - Class A (a)	226,000

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.8% (Continued)	Value

	Health Care - 12.8%
	Biotechnology - 5.3%
4,036	Celgene Corp. (a)	$451,467
3,460	Gilead Sciences, Inc. (a)	326,140
		777,607
	Health Care Providers & Services - 5.9%
3,055	Aetna, Inc.	271,376
4,230	HCA Holdings, Inc. (a)	310,440
1,774	LifePoint Hospitals, Inc. (a)	127,568
2,340	MEDNAX, Inc. (a)	154,697
		864,081
	Pharmaceuticals - 1.6%
4,175	Mylan, Inc. (a)	235,345

	Industrials - 12.3%
	Aerospace & Defense - 1.9%
2,375	United Technologies Corp.	273,125

	Air Freight & Logistics - 2.4%
2,055	FedEx Corp.	356,871

	Airlines - 1.8%
3,480	Spirit Airlines, Inc. (a)	263,018

	Industrial Conglomerates - 4.0%
3,480	Danaher Corp.	298,271
11,665	General Electric Co.	294,775
		593,046
	Trading Companies & Distributors - 2.2%
510	Air Lease Corp.	17,498
3,010	United Rentals, Inc. (a)	307,050
		324,548
	Information Technology - 32.2%
	Communications Equipment - 2.8%
14,825	Cisco Systems, Inc.	412,357

	Internet Software & Services - 5.0%
5,526	Akamai Technologies, Inc. (a)	347,917
475	Google, Inc. - Class A (a)	252,064
245	Google, Inc. - Class C (a)	128,968
		728,949
	IT Services - 2.4%
1,340	Visa, Inc. - Class A	351,348

	Semiconductors & Semiconductor Equipment - 2.8%
11,535	Intel Corp.	418,605

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.8% (Continued)	Value

	Information Technology - 32.2% (Continued)
	Software - 9.6%
14,145	Microsoft Corp.	$657,035
9,685	Oracle Corp.	435,534
12,550	Symantec Corp.	321,970
		1,414,539
	Technology Hardware, Storage & Peripherals - 9.6%
5,969	Apple, Inc.	658,858
3,385	SanDisk Corp.	331,662
3,790	Western Digital Corp.	419,553
		1,410,073
	Materials - 2.0%
	Chemicals - 2.0%
3,900	Eastman Chemical Co.	295,854

	Total Common Stocks (Cost $10,447,974)	$14,383,014

Shares	Money Market Funds - 1.9%	Value

137,477	Fidelity Institutional Government Portfolio, 0.01% (b)	$137,477
137,477	Fidelity Institutional Money Market Portfolio, Class I - 0.07% (b)	137,477
	Total Money Market Funds (Cost $274,954)	$274,954

	Total Investment Securities at Value - 99.7%
	(Cost $10,722,928)	$14,657,968

	Other Assets in Excess of Liabilities - 0.3%	41,292

	Net Assets - 100.0%	$14,699,260

(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedule of Investments.

The Profit Fund
Notes to Schedule of Investments
December 31, 2014 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities (and other assets) for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,383,014	$-	$-	$14,383,014
Money Market Funds	274,954	-	-	274,954
Total	$14,657,968	$-	$-	$14,657,968

Refer to the Fund’s Schedule of Investments for a listing of common stocks by industry type.  As of December 31, 2014, the Fund did not have any transfers in and out of any Level.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Profit Fund
Notes to Schedule of Investments (Continued)

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of December 31, 2014:

Cost of portfolio investments	$10,727,616

Gross unrealized appreciation	$4,025,105
Gross unrealized depreciation	(94,753)

Net unrealized appreciation	$3,930,352

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, a particular set of circumstances may affect one of these sectors or other companies within the sectors.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of December 31, 2014, the Fund had 32.2% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	February 20, 2015

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer

Date	February 20, 2015

* Print the name and title of each signing officer under his or her signature.